GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

Following the Company’s acquisitions in 2016, as described in Note 1b, and the disposal of certain Security Solutions segment operations, as described in Note 1c, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2016 and 2015 are as follows:

	Year ended
	December 31, 2016
	Customer Engagement	Financial Crime and Compliance	Total

As of January 1, 2016	$384,808	$266,304	$651,112

Acquisitions (*)	651,892	-	651,892
Functional currency translation adjustments	(14,502)	(3,792)	(18,294)

As of December 31, 2016	$1,022,198	$262,512	$1,284,710

(*) including a goodwill balance of $559,372 related to the acquisition of inContact.

	Year ended
	December 31, 2015
	Customer Engagement	Financial Crime and Compliance	Total

As of January 1, 2015	$392,228	$267,429	$659,657

Functional currency translation adjustments	(7,420)	(1,125)	(8,545)

As of December 31, 2015	$384,808	$266,304	$651,112